united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares	Security			Market Value

	COMMON STOCK - 78.53%
	CANADA - 2.54%
152,023	TC Energy Corp.			$7,536,430
83,692	Metro, Inc.			3,140,487
				10,676,917
	CHILE - 1.20%
145,378	Cia Cervecerias Unidas SA			4,106,929
102,546,552	Vina San Pedro Tarapaca SA			921,614
				5,028,543
	DENMARK - 2.28%
210,510	ISS A/S			6,364,302
295,388	Matas A/S			3,204,014
				9,568,316
	FINLAND - 1.18%
341,984	Wartsila OYJ Adp			4,965,546

	FRANCE - 6.82%
54,039	Air Liquide SA			7,558,350
59,219	Schneider Electric SE			5,358,307
164,509	Cie Plastic Omnium SA			4,278,182
41,184	Eiffage SA			4,070,195
26,080	Sodexo SA			3,048,593
28,962	Danone SA			2,452,277
4,402	LVMH Moet Hennessy Louis Vuitton SE			1,871,403
				28,637,307
	GERMANY - 7.11%
119,249	Brenntag AG			5,851,248
203,169	Hamburger Hafen und Logistik AG			5,376,062
71,975	Bayerische Motoren Werke AG			5,312,819
59,177	Fraport AG Frankfurt Airport Services Worldwide			5,093,677
97,624	Norma Group SE			4,045,797
62,696	Hornbach Holding AG & Co. KGaA			3,561,017
31,679	Hornbach Baumarkt AG			622,129
				29,862,749
	HONG KONG - 3.09%
4,677,063	Kerry Logistics Network Ltd.			8,427,285
403,000	Hongkong Land Holdings Ltd.			2,597,627
381,900	Hysan Development Co. Ltd.			1,973,336
				12,998,248
	INDONESIA - 0.72%
2,134,262	Indocement Tunggal Prakarsa Tbk PT			3,016,341

	IRELAND - 1.56%
137,194	Perrigo Co. PLC			6,533,178

	ISRAEL - 0.56%
448,400	Israel Chemicals Ltd.			2,359,016

	JAPAN - 5.82%
284,275	Mitsubishi Estate Co. Ltd.			5,298,163
638,553	Ichiyoshi Securities Co. Ltd. *			4,325,176
165,051	Nagaileben Co. Ltd. *			3,626,435
100,334	Aica Kogyo Co. Ltd. *			3,363,083
20,152	Shimano, Inc.			3,002,857
14,896	FANUC Corp.			2,767,867
104,305	Sekisui Jushi Corp. *			2,046,053
				24,429,634
	MALAYSIA - 0.99%
254,900	Genting Bhd.			4,179,196

	MEXICO - 0.60%
230,733	Fresnillo PLC			2,553,712

	NETHERLANDS - 2.03%
185,306	Koninklijke Vopak NV			8,533,469

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares	Security			Market Value

	COMMON STOCK - 78.53% (continued)
	SINGAPORE - 0.86%
427,369	Oversea-Chinese Banking Corp. Ltd.			$3,604,946

	SPAIN - 1.52%
3,234,702	Prosegur Cash SA			6,402,836

	SWEDEN - 4.07%
178,773	Loomis AB			6,145,864
664,479	Mekonomen AB *			5,535,838
126,442	ICA Gruppen AB			5,435,584
				17,117,286
	SWITZERLAND - 5.36%
56,284	Cie Financiere Richemont SA			4,782,820
51,173	Novartis AG			4,671,674
43,050	Nestle SA			4,456,633
15,263	Swatch Group AG			4,375,337
14,999	Roche Holding AG			4,217,537
				22,504,001
	THAILAND - 3.13%
690,160	Siam City Cement PCL			5,401,810
6,318,000	Krung Thai Bank PCL			4,018,622
507,400	Bangkok Bank PCL			3,294,536
65,350	Bangkok Bank PCL (NVDR)			420,009
				13,134,977
	UNITED KINGDOM - 2.05%
1,163,073	Merlin Entertainments PLC			6,648,315
191,061	Leo Holdings Corp. *			1,962,197
				8,610,512
	UNITED STATES - 25.04%
117,609	Henry Schein, Inc. *			8,220,869
53,009	Mohawk Industries, Inc. *			7,817,237
277,807	Mosaic Co.			6,953,509
128,000	Versum Materials, Inc.			6,602,240
89,716	Colgate-Palmolive Co.			6,429,946
175,726	Tapestry, Inc.			5,575,786
52,240	Scotts Miracle-Gro Co.			5,145,640
80,400	Dentsply Sirona, Inc.			4,692,144
49,918	Target Corp.			4,323,398
64,106	Emerson Electric Co.			4,277,152
400,000	General Electric Co.			4,200,000
24,007	3M Co.			4,161,373
29,103	Carlisle Cos., Inc.			4,086,352
15,150	Grainger, Inc.			4,063,685
269,794	NOW, Inc. *			3,982,159
29,455	United Technologies Corp.			3,835,041
10,208	O'Reilly Automotive, Inc. *			3,770,019
56,000	State Street Corp.			3,139,360
35,558	CarMax, Inc. *			3,087,501
46,826	Sonoco Products Co.			3,059,611
53,106	TJX Cos., Inc.			2,808,245
113,817	Covetrus, Inc. *			2,783,964
10,536	McDonald's Corp.			2,187,906
				105,203,137

	TOTAL COMMON STOCK (Cost - $311,215,721)			329,919,867

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Principal	Security	Coupon	Maturity	Market Value

	BONDS & NOTES - 3.83%
	SWITZERLAND - 0.17%
$700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800 144A**	4.58%	4/14/2021	$716,896

	UNITED STATES - 3.66%
5,050,000	PHI, Inc. +	5.25%	3/15/2019	2,373,500
2,083,000	American Electric Power Co., Inc.	2.15%	11/13/2020	2,078,372
2,000,000	Apple, Inc., Quarterly US LIBOR +0.5000 **	3.20%	2/9/2022	2,018,585
1,700,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.6000 **	4.23%	11/29/2023	1,745,560
1,500,000	CVS Health Corp., Quarterly US LIBOR +0.6300 **	3.23%	3/9/2020	1,503,640
1,500,000	JM Smucker Co.	2.50%	3/15/2020	1,499,646
1,500,000	Ford Moror Credit Co. LLC	2.68%	1/9/2020	1,499,084
1,146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400 **	3.96%	3/4/2021	1,163,450
1,000,000	United Technologies Corp.	1.90%	5/4/2020	996,772
500,000	Wells Fargo & Co., Quarterly US LIBOR +0.6800 **	3.43%	1/30/2020	501,704
				15,380,313

	TOTAL BONDS & NOTES (Cost - $18,286,492)			16,097,209

Shares
	EXCHANGE TRADED FUND - COMMODITY - 4.08%
128,609	SPDR Gold Shares *			17,130,719

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $15,427,724)			17,130,719

		Coupon	Maturity
	PREFERRED STOCK - 2.67%
185,458	Bank of America Corp., Quarterly US LIBOR +0.5000 **	4.00%	Perpetual	3,987,347
196,003	Goldman Sachs Group, Quarterly US LIBOR +0.7500 **	4.00%	Perpetual	3,961,221
83,489	Pacific Gas & Electric Co.	5.50%	Perpetual	1,961,991
59,349	Pacific Gas & Electric Co.	5.00%	Perpetual	1,305,678

	TOTAL PREFERRED STOCK - (Cost - $11,816,174)			11,216,237

	PRIVATE INVESTMENT FUND - 2.44%
8,389,676	Coast Capital Mercury Fund LP *#^^			10,252,184

	TOTAL PRIVATE INVESTMENT FUND (Cost - $11,100,000)			10,252,184

	REAL ESTATE INVESTMENT TRUSTS - 2.61%
65,590	Ventas, Inc.			4,483,077
24,729	Unibail-Rodamco SE			3,704,724
204,068	Monmouth Real Estate Investment Corp.			2,765,121

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $11,976,110)			10,952,922

Principal		Coupon	Maturity

	US GOVERNMENT & AGENCY OBLIGATIONS - 2.94%
	US TREASURY NOTES - 2.94%
$6,700,000	United States Treasury Note	1.38%	7/31/2019	6,695,135
3,000,000	United States Treasury Note	1.25%	8/31/2019	2,994,850
2,700,000	United States Treasury Note	1.38%	9/30/2019	2,694,410

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,399,122)			12,384,395

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares	Security			Market Value
	SHORT-TERM INVESTMENT - 2.02%
	MONEY MARKET FUND - 2.02%
8,475,152	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% ^			$8,475,152

	TOTAL SHORT-TERM INVESTMENT (Cost - $8,475,152)			8,475,152

	TOTAL INVESTMENTS - 99.12% (Cost - $400.696,495)			$416,428,685
	OTHER ASSETS IN EXCESS OF LIABILITES - 0.88%			3,691,301
	NET ASSETS - 100.00%			$420,119,986

LLC: Limited Liability Company
LP: Limited Partnership
NVDR: Non-Voting Depository Receipt
PCL: Public Company Limited
PLC: Public Limited Company
* Non-income producing security
+ Defaulted security
** Floating rate security
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $7,365,211 or 1.75% of net assets
# Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of June 30, 2019 amounted to $10,252,184, which represents approximately 2.44% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP.
^ Interest rate reflects seven-day effective yield on June 30, 2019.
^^ Withdrawals are not permitted within 12 months of their contribution date and subject to an early redemption fee of 3% on redemptions made within 12 months to 24 months of their contribution date.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

As of June 30, 2019 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at June 30, 2019	(Depreciation) *
To Buy:
Canadian Dollar	12/10/2019	State Street Bank	2,800,000	$2,123,727	$2,143,219	$19,492
Danish Krone	12/10/2019	State Street Bank	10,600,000	1,631,117	1,636,996	5,879
Euro	9/11/2019	State Street Bank	12,500,000	14,248,363	14,296,029	47,666
Singapore Dollar	9/11/2019	State Street Bank	2,700,000	1,987,487	1,997,800	10,313
Swedish Krona	12/10/2019	State Street Bank	28,000,000	3,018,092	3,049,021	30,929
Swiss Franc	9/11/2019	State Street Bank	4,000,000	4,114,448	4,124,593	10,145
				$27,123,234	$27,247,658	$124,424

To Sell:
Canadian Dollar	12/10/2019	State Street Bank	2,800,000	$2,116,565	$2,143,219	$(26,654)
Danish Krone	12/10/2019	State Street Bank	10,600,000	1,633,025	1,636,996	(3,971)
Euro	9/11/2019	State Street Bank	12,500,000	14,250,788	14,296,029	(45,241)
Singapore Dollar	9/11/2019	State Street Bank	2,700,000	1,992,209	1,997,800	(5,591)
Swedish Krona	12/10/2019	State Street Bank	28,000,000	3,017,896	3,049,021	(31,124)
Swiss Franc	9/11/2019	State Street Bank	4,000,000	4,033,616	4,124,593	(90,977)
				$27,044,099	$27,247,658	$(203,558)

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2019.
Sector Allocation (based on total value of investments as of June 30, 2019) ^
Consumer Discretionary					22.65%
Consumer Staples					19.83%
Industrial					19.23%
Financial					12.42%
Materials					8.46%
Energy					5.39%
Gold					4.11%
US Government & Agency Obligations					2.97%
Short-Term Investment					2.04%
Utilies					1.28%
Technology					1.15%
Diversified					0.47%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares	Security			Market Value
	COMMON STOCK - 86.20%
	CANADA - 3.88%
109,352	TC Energy Corp.			$5,421,047
62,676	Metro, Inc.			2,351,876
				7,772,923
	CHILE - 1.87%
105,428	Cia Cervecerias Unidas SA			2,978,341
84,677,397	Vina San Pedro Tarapaca SA			761,019
				3,739,360
	DENMARK - 3.69%
146,242	ISS A/S			4,421,302
274,642	Matas A/S			2,978,986
				7,400,288
	FINLAND - 1.82%
251,162	Wartsila OYJ Adp			3,646,827

	FRANCE - 11.39%
44,999	Air Liquide SA			6,293,939
45,383	Schneider Electric SE			4,106,386
119,302	Cie Plastic Omnium SA			3,102,539
29,867	Eiffage SA			2,951,741
20,728	Sodexo SA			2,422,977
25,882	Danone SA			2,191,487
4,147	LVMH Moet Hennessy Louis Vuitton SE			1,762,996
				22,832,065
	GERMANY - 10.95%
88,743	Brenntag AG			4,353,954
22,938	Hamburger Hafen und Logistik AG			3,948,304
52,787	Bayerische Motoren Werke AG			3,901,882
43,461	Fraport AG Frankfurt Airport Services Worldwide			3,740,918
70,797	Norma Group SE			2,934,015
45,915	Hornbach Holding AG & Co. KGaA			2,607,887
22,938	Hornbach Baumarkt AG			450,468
				21,937,428
	HONG KONG - 4.91%
3,365,240	Kerry Logistics Network Ltd.			6,063,599
303,350	Hongkong Land Holdings Ltd.			1,955,311
353,900	Hysan Development Co. Ltd.			1,828,656
				9,847,566
	INDONESIA - 1.00%
1,418,313	Indocement Tunggal Prakarsa Tbk PT			2,004,494

	IRELAND - 2.10%
88,341	Perrigo Co. PLC			4,206,798

	ISRAEL - 0.94%
356,127	Israel Chemicals Ltd.			1,873,571

	JAPAN - 9.60%
214,525	Mitsubishi Estate Co. Ltd.			3,998,200
160,024	Nagaileben Co. Ltd. *			3,515,984
474,847	Ichiyoshi Securities Co. Ltd. *			3,216,330
71,181	Aica Kogyo Co. Ltd. *			2,385,907
11,514	FANUC Corp.			2,139,448
104,945	Sekisui Jushi Corp. *			2,058,607
12,938	Shimano, Inc.			1,927,896
				19,242,372
	MALAYSIA - 1.51%
1,848,000	Genting Bhd.			3,029,876

	MEXICO - 1.03%
186,545	Fresnillo PLC			2,064,647

	NETHERLANDS - 3.07%
133,729	Koninklijke Vopak NV			6,158,312
Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares	Security			Market Value
	COMMON STOCK - 86.20% (continued)
	SINGAPORE - 1.28%
303,901	Oversea-Chinese Banking Corp. Ltd.			$2,563,468

	SPAIN - 2.31%
2,336,040	Prosegur Cash SA 144A			4,624,006

	SWEDEN - 6.51%
539,882	Mekonomen AB *			4,497,808
129,492	Loomis AB			4,451,680
95,298	ICA Gruppen AB			4,096,742
				13,046,230
	SWITZERLAND - 8.02%
40,695	Cie Financiere Richemont SA			3,458,121
32,332	Nestle SA			3,347,081
11,069	Swatch Group AG			3,173,073
10,963	Roche Holding AG			3,082,663
32,952	Novartis AG			3,008,247
				16,069,185
	THAILAND - 4.76%
490,204	Siam City Cement PCL			3,836,776
4,746,000	Krung Thai Bank PCL			3,018,737
413,300	Bangkok Bank PCL			2,683,547
				9,539,060
	UNITED KINGDOM - 3.04%
816,881	Merlin Entertainment PLC			4,669,425
139,102	Leo Holdings Corp. *			1,428,578
				6,098,003
	UNITED STATES - 2.52%
201,356	Mosaic, Co.			5,039,941

	TOTAL COMMON STOCK (Cost - $170,424,070)			172,736,420

	EXCHANGE TRADED FUND - COMMODITY - 2.13%
32,052	SPDR Gold Shares *			4,269,326

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $3,985,620)			4,269,326

	PRIVATE INVESTMENT FUND - 2.71%
5,420,340	Coast Capital Mercury Fund LP *#^^			5,420,340

	TOTAL PRIVATE INVESTMENT FUND (Cost - $5,900,000)			5,420,340

	REAL ESTATE INVESTMENT TRUSTS - 1.53%
20,441	Unibail-Rodamco SE			3,062,326

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $4,590,312)			3,062,326

Principal		Coupon	Maturity
	US GOVERNMENT & AGENCY OBLIGATIONS - 5.88%
	US TREASURY NOTE - 5.88%
$5,000,000	United States Treasury Note	1.38%	7/31/2019	4,996,369
4,500,000	United States Treasury Note	1.25%	8/31/2019	4,492,275
2,300,000	United States Treasury Note	1.38%	9/30/2019	2,295,238

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,798,918)			11,783,882

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares	Security			Market Value
	SHORT-TERM INVESTMENT - 0.96%
	MONEY MARKET FUND - 0.96%
1,920,378	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% ^			$1,920,378

	TOTAL SHORT-TERM INVESTMENT (Cost - $1,920,378)			1,920,378

	TOTAL INVESTMENTS - 99.41% (Cost - $198,619,298)			$199,192,672
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.59%			1,189,484
	NET ASSETS - 100.00%			$200,382,156

PCL: Public Company Limited
PLC: Public Limited Company
* Non-income producing security
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $9,293,431 or 4.64% of net assets

# Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of June 30, 2019 amounted to amounted to $5,420,340, which represents approximately 2.71% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP.

^ Interest rate reflects seven-day effective yield on June 30, 2019.
^^ Withdrawals are not permitted within 12 months of their contribution date and subject to an early redemption fee of 3% on redemptions made within 12 months to
24 months of their contribution date.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

As of June 30, 2019 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at June 30, 2019	(Depreciation) *
To Buy:
Canadian Dollar	12/10/2019	State Street Bank	2,200,000	$1,668,643	$1,683,958	$15,315
Danish Krone	12/10/2019	State Street Bank	9,700,000	1,492,626	1,498,006	5,380
Euro	9/11/2019	State Street Bank	10,000,000	11,398,690	11,436,823	38,133
Singapore Dollar	9/11/2019	State Street Bank	2,000,000	1,472,323	1,479,852	7,529
Swedish Krona	12/10/2019	State Street Bank	22,000,000	2,371,358	2,395,659	24,301
Swiss Franc	9/11/2019	State Street Bank	3,000,000	3,085,836	3,093,445	7,609
				$21,489,476	$21,587,743	$98,267

To Sell:
Canadian Dollar	12/10/2019	State Street Bank	2,200,000	$1,663,015	$1,683,958	$(20,943)
Danish Krone	12/10/2019	State Street Bank	9,700,000	1,494,372	1,498,006	(3,633)
Euro	9/11/2019	State Street Bank	10,000,000	11,400,630	11,436,823	(36,193)
Singapore Dollar	9/11/2019	State Street Bank	2,000,000	1,475,710	1,479,852	(4,142)
Swedish Krona	12/10/2019	State Street Bank	22,000,000	2,371,204	2,395,659	(24,455)
Swiss Franc	9/11/2019	State Street Bank	3,000,000	3,025,212	3,093,445	(68,233)
				$21,430,143	$21,587,743	$(157,599)

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2019
Sector Allocation (based on total value of investments as of June 30, 2019) ^
Consumer Staples					21.82%
Consumer Discretionary					20.84%
Industrial					19.53%
Financial					11.21%
Materials					11.05%
US Government & Agency Obligations					5.92%
Energy					5.81%
Gold					2.14%
Short-Term Investment					0.96%
Diversified					0.72%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining  maturity  of  60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before the Valuation Time. Normally, developments that occur between the close of the foreign markets and the Valuation Time will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of the Valuation Time. The Trustees have authorized the use of an independent fair valuation service. If the movement in the S&P 500 Index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values.

The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of the Valuation Time.

Fair Valuation Process — If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer or Assistant Treasurer, and (ii) a representative of the Administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may enlist such third party consultants or advisers (such as an accounting firm or Fair Value pricing specialist) as it determines may be desirable, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  value  determinations  are  required  for  the  following  securities: (i) securities for which market quotations are not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect  the value thereof has occurred subsequent to the determination of the closing prices reported on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Fair Value Committee may determine the fair value of a restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the period ended as of June 30, 2019, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund
Assets *	Level 1	Level 2	Level 3 ^	Total
Common Stock #	$144,653,180	$185,266,687	$-	$329,919,867
Bonds & Notes	-	16,097,209	-	16,097,209
Exchange Traded Fund - Commodity	17,130,719	-	-	17,130,719
Preferred Stock	11,216,237	-	-	11,216,237
Private Investment Fund	-	10,252,184	-	10,252,184
Real Estate Investment Trusts	7,248,198	3,704,724	-	10,952,922
US Government & Agency Obligations	-	12,384,395	-	12,384,395
Short-Term Investment	8,475,152	-	-	8,475,152
Forward Foreign Currency Contracts **	-	124,424	-	124,424
Total Assets	$188,723,486	$227,829,623	$-	$416,553,109
Liabilities - Derivatives
Forward Foreign Currency Contracts **	$-	$203,558	$-	$203,558

Centerstone International Fund
Assets *	Level 1	Level 2	Level 3 ^	Total
Common Stock #	$34,294,192	$138,442,228	$-	$172,736,420
Exchange Traded Fund - Commodity	4,269,326	-	-	4,269,326
Private Investment Fund	-	5,420,340	-	5,420,340
Real Estate Investment Trusts	3,062,326	-	-	3,062,326
US Government & Agency Obligations	-	11,783,882	-	11,783,882
Short-Term Investment	1,920,378	-	-	1,920,378
Forward Foreign Currency Contracts **	-	98,267	-	98,267
Total	$43,546,222	$155,744,717	$-	$199,290,939
Liabilities - Derivatives
Forward Foreign Currency Contracts **	$-	$157,599	$-	$157,599

* Refer to the Portfolio of Investments for country classification.
^ The Funds did not hold any level 3 securities during the period.
# As of June 30, 2019, foreign common stocks were mostly classified as level 2 securities due to fair value factor pricing by the Fund’s pricing agent.
** Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

b. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the fi l statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The eff of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

c. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding, as of June 30, 2019, are listed after each Fund’s Portfolio of Investments. For the period ended June 30, 2019, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $36,886,864 and $28,970,689 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation (depreciation) consisted of:

Centerstone Investors Fund
Gross unrealized appreciation:	$39,008,904
Gross unrealized depreciation:	(23,916,953)
Net unrealized appreciation:	$15,091,951

Centerstone International Fund
Gross unrealized appreciation:	$12,646,765
Gross unrealized depreciation:	(12,451,146)
Net unrealized appreciation:	$195,619

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/26/2019

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 8/26/2019